Acruence Active Hedge U.S. Equity ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 88.1%		Shares	Value
Aerospace & Defense - 2.1%
TransDigm Group, Inc.		111	$141,815

Agriculture - 8.1%
Altria Group, Inc.		4,751	216,408
Philip Morris International, Inc.		2,136	216,441
Universal Corp.		2,250	108,427
			541,276

Banks - 14.3%
Huntington Bancshares, Inc.		11,374	149,909
Regions Financial Corp.		6,007	120,380
Simmons First National Corp. - Class A		5,120	90,010
The Goldman Sachs Group, Inc.		214	96,796
Truist Financial Corp.		3,570	138,695
U.S. Bancorp		3,487	138,434
United Bankshares, Inc.		3,493	113,313
Wells Fargo & Co.		1,765	104,823
			952,360

Chemicals - 3.4%
Ecolab, Inc.		341	81,158
LyondellBasell Industries NV - Class A		1,504	143,873
			225,031

Diversified Financial Services - 3.4%
Apollo Global Management, Inc.		1,115	131,648
CME Group, Inc. - Class A		481	94,565
			226,213

Electric - 5.1%
Brookfield Infrastructure Partners LP		3,616	99,223
NRG Energy, Inc.		1,919	149,414
OGE Energy Corp.		2,656	94,819
			343,456

Healthcare - Products - 1.4%
Boston Scientific Corp.(a)		1,167	89,871

Insurance - 8.6%
American Financial Group, Inc.		1,232	151,561
American International Group, Inc.		1,189	88,271
Lincoln National Corp.		3,898	121,228
Reinsurance Group of America, Inc.		482	98,940
The Allstate Corp.		693	110,644
			570,644

Internet - 7.9%
Amazon.com, Inc.(a)		628	121,361
Cogent Communications Holdings, Inc.		1,839	103,793
Robinhood Markets, Inc. - Class A(a)		6,696	152,066
Uber Technologies, Inc.(a)		2,100	152,628
			529,848

Leisure Time - 2.4%
Royal Caribbean Cruises Ltd.(a)		1,007	160,546

Packaging & Containers - 1.4%
Packaging Corp of America		517	94,384

Pharmaceuticals - 2.9%
McKesson Corp.		162	94,615
Pfizer, Inc.		3,485	97,510
			192,125

Pipelines - 3.6%
Enterprise Products Partners L.P.		8,329	241,374

Private Equity - 1.8%
KKR & Co., Inc.		1,142	120,184

Retail - 3.0%
Costco Wholesale Corp.		120	101,999
Dillard's, Inc. - Class A		227	99,968
			201,967

Savings & Loans - 1.4%
Northwest Bancshares, Inc.		7,936	91,661

Semiconductors - 10.5%
Applied Materials, Inc.		555	130,974
Broadcom, Inc.		90	144,498
KLA Corp.		154	126,974
Lam Research Corp.		147	156,533
NVIDIA Corp.		1,168	144,295
			703,274

Software - 1.6%
Palantir Technologies, Inc. - Class A(a)		4,211	106,665

Telecommunications - 5.2%
Arista Networks, Inc.(a)		472	165,426
AT&T, Inc.		4,727	90,333
Verizon Communications, Inc.		2,203	90,852
			346,611
TOTAL COMMON STOCKS (Cost $5,732,412)			5,879,305

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Agree Realty Corp.		1,373	85,044
Arbor Realty Trust, Inc.		6,319	90,678
NNN REIT, Inc.		2,816	119,961
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $291,581)			295,683

PURCHASED OPTIONS - 0.3%(b)(c)	Notional Amount	Contracts
Call Options - 0.3%			$–
CBOE Volatility Index, Expiration: 07/17/2024; Exercise Price: $40.00	3,245,596	2,609	15,654
TOTAL PURCHASED OPTIONS (Cost $31,900)			15,654

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%		Shares
First American Government Obligations Fund - Class X, 5.23%(d)		470,075	470,075
TOTAL SHORT-TERM INVESTMENTS (Cost $470,075)			470,075

TOTAL INVESTMENTS - 99.8% (Cost $6,525,968)			$6,660,717
Other Assets in Excess of Liabilities - 0.2%			15,891
TOTAL NET ASSETS - 100.0%			$6,676,608

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Acruence Active Hedge U.S. Equity ETF	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,879,305	$–	$–	$5,879,305
Real Estate Investment Trusts	295,683	–	–	295,683
Purchased Options	–	15,654	–	15,654
Money Market Funds	470,075	–	–	470,075
Total Investments	$6,645,063	$15,654	$–	$6,660,717

Refer to the Schedule of Investments for additional information.